SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			5 Months Ended	12 Months Ended
	Dec. 16, 2023	Nov. 16, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 11, 2023	May 08, 2023
Operating activities				$ (14,956,000)	$ (13,471,000)	$ (14,354,000)
Cash equivalents			$ 553,000	553,000	837,000
Tax provision for the period				(1,039,000)	775,000	$ 433,000
Holdco Nuvo Group D G Ltd [Member]
Operating activities			0
Lamf Global Ventures Corp I [Member]
Operating activities				(789,825)	(613,643)
Cash equivalents			0	0	0
FDIC coverage limit			250,000	250,000
Cash held in the trust account			32,178,652	32,178,652			$ 32,178,652
Cash held in the trust account					262,000,174
Offering costs			$ 15,651,363	15,651,363
Tax provision for the period				$ 0
Lamf Global Ventures Corp I [Member] | IPO [Member]
Issuance of shares (in Shares)			25,300,000	25,300,000
Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Shares transferred (in Shares)	101,080	101,080
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member]
Number of holders of shares who accepted non-redemption agreement (in Shares)								2,888,000
Non-redemption liability (in Shares)			404,320	404,320
Non-redemption liability (in Shares)			$ 204,761	$ 204,761
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Founder [Member]
Number of holders of shares who accepted non-redemption agreement (in Shares)								1,212,960
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Initial Extension [Member]
Percentage of non redeemed share								21.00%
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Initial Extension [Member] | Founder [Member]
Number of holders of shares who accepted non-redemption agreement (in Shares)								606,480
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Additional Monthly Extension [Member]
Percentage of non redeemed share								3.50%
Lamf Global Ventures Corp I [Member] | US Treasury Securities [Member]
Cash held in the trust account					261,998,590
Lamf Global Ventures Corp I [Member] | Cash [Member]
Cash held in the trust account					$ 1,584